Loans Receivable	11 Months Ended
Mar. 31, 2012
Loans Receivable
C.	Loans Receivable:

Loans receivable is summarized as follows:

	March 31,	April 30,
	2012	2011
	(In Thousands)
Mortgage loans on real estate:
Residential	$60,691	$48,724
Commercial	44,273	43,511
Construction	6,605	6,272
Home equity loans	2,821	3,521
Home equity lines of credit	17,271	17,702

	131,661	119,730
Less:
Due borrowers on unadvanced loans	(2,487)	(1,308)
Net deferred loan origination costs	51	93

	129,225	118,515

Consumer loans	1,745	1,620
Commercial loans	4,578	5,576

	135,548	125,711
Less allowance for loan losses	(1,217)	(1,214)

	$134,331	$124,497

Included in the above table are fixed-rate residential mortgages purchased by the Company during the eleven months ended March 31, 2012 with an initial principal balance of $10,714,000. The principal balance of these mortgages at March 31, 2012 was $10,690,000. The unamortized premium from this purchase was $236,000 at March 31, 2012.

Home equity lines of credit, consumer lines of credit and commercial lines of credit are shown net of unadvanced funds amounting to $16,261,000, $399,000 and $3,626,000, respectively, at March 31, 2012.

The following tables present the activity in the allowance for loan losses and the recorded investment in loans by portfolio segment and based upon impairment method as of March 31, 2012 and April 30, 2011:

	Residential Mortgages	Commercial Mortgages	Construction Mortgages	Home Equity Loans and Lines of Credit	Commercial Loans	Consumer Loans	Unallocated	Total
(In Thousands)	March 31, 2012
Allowance for loan losses:
Balance at April 30, 2011	$173	$635	$95	$182	$112	$17	$0	$1,214
Charge-offs	(110)	(14)	0	(104)	0	(3)	0	(231)
Recoveries	0	0	0	0	6	0	0	6
Provision	119	(36)	(30)	168	(4)	11	0	228

Balance at March 31, 2012	$182	$585	$65	$246	$114	$25	$0	$1,217

Ending balance: individually evaluated for impairment	$0	$0	$0	$60	$0	$2	$0	$62

Ending balance: collectively evaluated for impairment	$182	$585	$65	$186	$114	$23	$0	$1,155

Loans receivable:
Balance at March 31, 2012	$60,691	$44,073	$4,318	$20,092	$4,578	$1,745	$0	$135,497

Ending balance: individually evaluated for impairment	$0	$0	$0	$60	$0	$2	$0	$62

Ending balance: collectively evaluated for impairment	$60,691	$44,073	$4,318	$20,032	$4,578	$1,743	$0	$135,435

	Residential Mortgages	Commercial Mortgages	Construction Mortgages	Home Equity Loans and Lines of Credit	Commercial Loans	Consumer Loans	Unallocated	Total
(In Thousands)	April 30, 2011
Allowance for loan losses:
Balance at April 30, 2010	$161	$639	$95	$151	$129	$19	$0	$1,194
Charge-offs	0	(123)	0	0	(119)	(11)	0	(253)
Recoveries	0	0	0	0	71	1	0	72
Provision	12	119	0	31	31	8	0	201

Balance at April 30, 2011	$173	$635	$95	$182	$112	$17	$0	$1,214

Ending balance: individually evaluated for impairment	$15	$0	$0	$55	$0	$0	$0	$70

Ending balance: collectively evaluated for impairment	$158	$635	$95	$127	$112	$17	$0	$1,144

Loans receivable:
Balance at April 30, 2011	$48,724	$43,511	$4,964	$21,223	$5,576	$1,620	$0	$125,618

Ending balance: individually evaluated for impairment	$761	$456	$0	$139	$0	$0	$0	$1,356

Ending balance: collectively evaluated for impairment	$47,963	$43,055	$4,964	$21,084	$5,576	$1,620	$0	$124,262

The following is a summary of information pertaining to impaired loans:

	March 31, 2012			11 Months Ended March 31, 2012
(In Thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
None	$0	$0	$0	$0	$0

With an allowance recorded:
Home equity loans and lines of credit	60	60	60	60	2
Consumer loans	2	2	2	3	0

Totals:
Home equity loans and lines of credit	$60	$60	$60	$60	$2
Consumer loans	2	2	2	3	0

Total impaired loans	$62	$62	$62	$63	$2

	April 30, 2011			Year Ended April 30, 2011
(In Thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Residential mortgages	$453	$453	$0	$455	$8
Commercial mortgages	456	579	0	580	20

With an allowance recorded:
Residential mortgages	308	308	15	309	6
Home equity loans and lines of credit	139	139	55	139	1

Totals:
Residential mortgages	$761	$761	$15	$764	$14
Commercial mortgages	456	579	0	580	20
Home equity loans and lines of credit	139	139	55	139	1

Total impaired loans	$1,356	$1,479	$70	$1,483	$35

There were no loans modified as troubled debt restructures during the eleven months ended March 31, 2012. Losses on loans modified as troubled debt restructures, if any, are charged against the allowance for loan losses when management believes the uncollectibility of the loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance for loan losses.

Nonaccrual loans include loans which are contractually past due 90 days or more and loans less than 90 days past due on which the Bank has ceased accruing interest. Total interest due but not accrued on nonaccrual loans totaled approximately $3,000 and $56,000 at March 31, 2012 and April 30, 2011, respectively. The following table presents the recorded investment in nonaccrual loans and loans past due over 90 days and still accruing by class of loans as of March 31, 2012 and April 30, 2011:

	Non accrual	Loans Past Due Over 90 Days and Still Accruing	Non accrual	Loans Past Due Over 90 Days and Still Accruing
(In Thousands)	March 31, 2012		April 30, 2011
Residential mortgages	$282	$0	$1,108	$0
Commercial mortgages	0	250	456	0
Home equity loans and lines of credit	30	0	139	0

Total	$312	$250	$1,703	$0

The following table presents the aging of the recorded investment in past due loans as of March 31, 2012 and April 30, 2011:

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days Past Due	Total Past Due	Current	Total Loans Receivable
(In Thousands)	March 31, 2012
Residential mortgages	$176	$16	$0	$192	$60,499	$60,691
Commercial mortgages	0	125	250	375	43,698	44,073
Construction mortgages	0	250	0	250	4,068	4,318
Home equity loans and lines of credit	0	67	30	97	19,995	20,092
Commercial loans	0	0	0	0	4,578	4,578
Consumer loans	0	2	0	2	1,743	1,745

	$176	$460	$280	$916	$134,581	$135,497

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days Past Due	Total Past Due	Current	Total Loans Receivable
(In Thousands)	April 30, 2011
Residential mortgages	$452	$0	$1,108	$1,560	$47,164	$48,724
Commercial mortgages	176	300	456	932	42,579	43,511
Construction mortgages	0	0	0	0	4,964	4,964
Home equity loans and lines of credit	158	0	139	297	20,926	21,223
Commercial loans	4	0	0	4	5,572	5,576
Consumer loans	0	0	0	0	1,620	1,620

	$790	$300	$1,703	$2,793	$122,825	$125,618

Credit quality information:

The Company utilizes the following indicators to assess credit quality:

Loans rated Pass: Loans in this category have low to average risk.

Loans rated Special Mention: Loans in this category are currently protected, but exhibit conditions that have the potential for weakness. The borrower may be affected by unfavorable economic, market or other external conditions that may affect their ability to repay the debt. These may also include credits where there is deterioration of the collateral or have deficiencies which may affect the Company’s ability to collect on the collateral.

Loans rated Substandard: Generally, a loan is considered substandard if it is inadequately protected by the current net worth and paying capacity of the obligors and/or the collateral pledged. There is a distinct possibility that the Company will sustain some loss if the weakness is not corrected.

Loans rated Doubtful: Loans classified as doubtful have all the weaknesses inherent in those classified substandard with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, highly questionable.

On a quarterly basis, or more often if needed, the Company reviews the ratings on commercial mortgages, construction mortgages, and commercial loans. Annually, the Company performs an internal review on a significant portion of loans within these segments. Management uses the results of these reviews as part of its annual review process.

The following table displays the loan portfolio by credit quality indicators as of March 31, 2012 and April 30, 2011:

	Residential Mortgages	Commercial Mortgages	Construction Mortgages	Home Equity Loans and Lines of Credit	Commercial Loans	Consumer Loans	Total
(In Thousands)	March 31, 2012
Pass	$60,058	$42,384	$3,868	$20,032	$4,578	$1,743	$132,663
Special mention	351	695	250	0	0	0	1,296
Substandard	282	1,194	0	0	0	0	1,476
Doubtful	0	0	0	60	0	2	62

	$60,691	$44,273	$4,118	$20,092	$4,578	$1,745	$135,497

	Residential Mortgages	Commercial Mortgages	Construction Mortgages	Home Equity Loans and Lines of Credit	Commercial Loans	Consumer Loans	Total
(In Thousands)	April 30, 2011
Pass	$47,437	$41,490	$4,964	$21,084	$5,576	$1,620	$122,171
Special mention	526	342	0	0	0	0	868
Substandard	453	1,679	0	99	0	0	2,231
Doubtful	308	0	0	40	0	0	348

	$48,724	$43,511	$4,964	$21,223	$5,576	$1,620	$125,618